Net Earnings Per Common Share - Schedule of Basic and Diluted Net Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares outstanding – basic (thousands of shares)	1,091,312	1,134,960	1,181,250
Effect of dilutive stock options (thousands of shares)	10,812	14,222	5,307
Weighted average common shares outstanding – diluted (thousands of shares)	1,102,124	1,149,182	1,186,557
Net earnings	$ 8,233	$ 10,937	$ 7,664
Net earnings per common share - basic (in CAD per share)	$ 7.54	$ 9.64	$ 6.49
Net earnings per common share - diluted (in CAD per share)	$ 7.47	$ 9.52	$ 6.46